VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.6%
Communication Services—8.3%
Omnicom Group, Inc.	53,016	$ 3,841
Verizon Communications, Inc.	81,460	4,400
		8,241

Consumer Discretionary—5.7%
Home Depot, Inc. (The)	3,287	1,079
Leggett & Platt, Inc.	77,050	3,455
McDonald’s Corp.	4,556	1,098
		5,632

Consumer Staples—13.2%
Clorox Co. (The)	3,950	654
Coca-Cola Co. (The)	49,500	2,597
Kellogg Co.	47,520	3,038
Kimberly-Clark Corp.	23,696	3,138
PepsiCo, Inc.	17,510	2,634
Procter & Gamble Co. (The)	7,591	1,061
		13,122

Financials—16.7%
Bank of Hawaii Corp.	49,271	4,049
PNC Financial Services Group, Inc. (The)	29,202	5,713
U.S. Bancorp	45,150	2,684
Zurich Insurance Group AG ADR	99,378	4,080
		16,526

Health Care—11.2%
Johnson & Johnson	6,042	976
Merck & Co., Inc.	29,550	2,219
Patterson Cos., Inc.	131,570	3,966
Pfizer, Inc.	92,820	3,992
		11,153

Industrials—12.9%
BAE Systems plc Sponsored ADR	120,370	3,680
MSC Industrial Direct Co., Inc. Class A	50,491	4,049
Snap-on, Inc.	4,601	961
Watsco, Inc.	15,712	4,158
		12,848

Information Technology—11.6%
Analog Devices, Inc.	6,525	1,093
Cisco Systems, Inc.	72,230	3,931
International Business Machines Corp.	32,010	4,447
Paychex, Inc.	18,212	2,048
		11,519

Materials—8.4%
Amcor plc	313,220	3,630
Eastman Chemical Co.	28,360	2,857
	Shares	Value

Materials—continued
Sonoco Products Co.	30,424	$ 1,813
		8,300

Real Estate—1.6%
Crown Castle International Corp.	9,110	1,579
Utilities—9.0%
Fortis, Inc.	58,000	2,571
NextEra Energy, Inc.	24,350	1,912
Southern Co. (The)	49,000	3,037
WEC Energy Group, Inc.	15,640	1,379
		8,899

Total Common Stocks (Identified Cost $85,512)		97,819

Total Long-Term Investments—98.6% (Identified Cost $85,512)		97,819

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)	1,217,941	1,218
Total Short-Term Investment (Identified Cost $1,218)		1,218

TOTAL INVESTMENTS—99.8% (Identified Cost $86,730)		$99,037
Other assets and liabilities, net—0.2%		206
NET ASSETS—100.0%		$99,243

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	86%
Switzerland	8
United Kingdom	4
Canada	2
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR Equity Income Series
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Series’ investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$97,819	$97,819
Money Market Mutual Fund	1,218	1,218
Total Investments	$99,037	$99,037
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS KAR EQUITY INCOME SERIES
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Series fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for the Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Series’ most recent semi or annual report.
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